Lee W. Cassidy
                  Attorney at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  lwcassidy@aol.com



Telephone: 949/673-4510              Fax:  949/673-4525

                  June 20, 2018


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re: Saturn Trail Acquisition Corporation

Greetings:

     I attach for filing the Saturn Trail Acquisition Corporation registration statement on Form 10-12g. We are simultaneously filing additional identical registration statements on Forms 10-12g namely:

	Comet Trail Acquisition Corporation
	Jupiter Trail Acquisition Corporation
	Mars Trail Acquisition Corporation
	Merury Trail Acquisition Corporation
	Neptune Trail Acquisition Corporation
	Pluto Trail Acquisition Corporation
	Solar Trail Acquisition Corporation
	Universe Trail Acquisition Corporation
	Venus Trail Acquisition Corporation


	                         Sincerely,



	                         /s/ Lee Cassidy
				     Cell phone: 202-415-3563